Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 £ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares
Ordinary shares
Shareholders' equity:
Stock par value (usd/gbp per share) | $ / shares	$ 0.000042		$ 0.000042
Shares authorized (in shares)	290,909,783	290,909,783	290,909,783	290,909,783
Shares issued (in shares)	173,074,510	173,074,510	173,074,510	173,074,510
Shares outstanding (in shares)	173,074,510	173,074,510	173,074,510	173,074,510
Deferred shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00001		£ 0.00001
Shares authorized (in shares)	34,425	34,425	34,425	34,425
Shares issued (in shares)	34,425	34,425	34,425	34,425
Shares outstanding (in shares)	34,425	34,425	34,425	34,425
Deferred B Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00099		£ 0.00099
Shares authorized (in shares)	88,893,548	88,893,548	88,893,548	88,893,548
Shares issued (in shares)	88,893,548	88,893,548	88,893,548	88,893,548
Shares outstanding (in shares)	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.000008		£ 0.000008
Shares authorized (in shares)	1	1	1	1
Shares issued (in shares)	1	1	1	1
Shares outstanding (in shares)	1	1	1	1